BBH TRUST

Pittsburgh, Pennsylvania 15237-7010

October 28, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         BBH Trust (the “Trust” or “Registrant”)
BBH Money Market Fund
Regular Shares
Institutional Shares
1933 Act File No. 333-129342
1940 Act File No. 811-21829

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 6 on October 27, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary